Share based payment reserve (Details 4) shares in Thousands	12 Months Ended
Aug. 31, 2022 shares $ / shares
Share Based Payment Reserve
Number of options outstanding | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	1,475,000
Expiry date	Aug. 17, 2027
Remaining contractual life	5 years